General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
General and Administrative Expenses [Abstract]
Staff costs	$ 256,789	$ 134,965
Travel expenses	58,761	131,818
Audit fees	123,006	85,833
Legal and professional fees	119,362	115,600
Depreciation charge and amortization of right-of-use assets	57,644	25,508
Reversal of allowance of expected credit loss	(26,226)	(24,012)
Others	68,956	35,392
Total	$ 658,292	$ 505,105